UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $255,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    15801   296068 SH       SOLE                   296068        0        0
ALLSTATE CORP                  COM              020002101    10135   309356 SH       SOLE                   309356        0        0
APACHE CORP                    COM              037411105      452     6069 SH       SOLE                     6069        0        0
AT&T INC                       COM              00206R102      437    15330 SH       SOLE                    15330        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11468   291504 SH       SOLE                   291504        0        0
BP PLC                         SPONSORED ADR    055622104    10503   224721 SH       SOLE                   224721        0        0
CHEVRON CORP NEW               COM              166764100    14671   198340 SH       SOLE                   198340        0        0
CONOCOPHILLIPS                 COM              20825C104      324     6253 SH       SOLE                     6253        0        0
DEVON ENERGY CORP NEW          COM              25179M103      232     3535 SH       SOLE                     3535        0        0
DUKE ENERGY CORP NEW           COM              26441C105    10951   999200 SH       SOLE                   999200        0        0
Duke Energy Corp. New          COM              264399106    12095   805772 SH       SOLE                   805772        0        0
EMERSON ELEC CO                COM              291011104    11057   302009 SH       SOLE                   302009        0        0
EXXON MOBIL CORP               COM              30231g102     2623    32859 SH       SOLE                    32859        0        0
Fidelity Money Market Fund                      316413103       99    99093 SH       SOLE                    99093        0        0
FIRST HORIZON NATL CORP        COM              320517105     9605   908672 SH       SOLE                   908672        0        0
GENERAL ELECTRIC CO            COM              369604103     8428   520272 SH       SOLE                   520272        0        0
HOME DEPOT INC                 COM              437076102    10740   466566 SH       SOLE                   466566        0        0
HUBBELL INC                    CL B             443510201     8921   272995 SH       SOLE                   272995        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      234    13470 SH       SOLE                    13470        0        0
INTEL CORP                     COM              458140100     7392   504200 SH       SOLE                   504200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      970    11528 SH       SOLE                    11528        0        0
IShares S&P 500 Index Fund                                     587     6500 SH       SOLE                     6500        0        0
JOHNSON & JOHNSON              COM              478160104     1533    25622 SH       SOLE                    25622        0        0
JPMORGAN & CHASE & CO          COM              46625H100      543    17230 SH       SOLE                    17230        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      371     5025 SH       SOLE                     5025        0        0
LILLY ELI & CO                 COM              532457108    12289   305172 SH       SOLE                   305172        0        0
LOWES COS INC                  COM              548661107     1372    63765 SH       SOLE                    63765        0        0
MCDONALDS CORP                 COM              580135101    13223   212616 SH       SOLE                   212616        0        0
MICROSOFT CORP                 COM              594918104     6998   359965 SH       SOLE                   359965        0        0
NISOURCE INC                   COM              65473p105      189    17239 SH       SOLE                    17239        0        0
OLD NATL BANCORP IND           COM              680033107      191    10529 SH       SOLE                    10529        0        0
PEPSICO INC                    COM              713448108      376     6857 SH       SOLE                     6857        0        0
PFIZER INC                     COM              717081103      802    45267 SH       SOLE                    45267        0        0
ROWAN COS INC                  COM              779382100     3579   225087 SH       SOLE                   225087        0        0
SCHLUMBERGER LTD               COM              806857108      415     9814 SH       SOLE                     9814        0        0
SPECTRA ENERGY CORP            COM              847560109     8965   569547 SH       SOLE                   569547        0        0
ST JUDE MED INC                COM              790849103    12184   369647 SH       SOLE                   369647        0        0
Sunamerica High Yield Bond Fun                                  28    10919 SH       SOLE                    10919        0        0
US BANCORP DEL                 COM NEW          902973304     1192    47641 SH       SOLE                    47641        0        0
VECTREN CORP                   COM              92240G101      265    10610 SH       SOLE                    10610        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104    14173   418078 SH       SOLE                   418078        0        0
WAL MART STORES INC            COM              931142103    16680   297537 SH       SOLE                   297537        0        0
WELLS FARGO & CO NEW           COM              949746101    11560   392121 SH       SOLE                   392121        0        0
WILLIAMS COS INC DEL           COM              969457100      871    60163 SH       SOLE                    60163        0        0
WYETH                          COM              983024100      345     9200 SH       SOLE                     9200        0        0